Schedule of Employed and Non Employed Employment Benefits (Details) ₪ in Thousands		12 Months Ended
		Dec. 31, 2021 ILS (₪) Integer	Dec. 31, 2020 ILS (₪) Integer	Dec. 31, 2019 ILS (₪) Integer
Employed [Member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	[1]	3	3	3
Employee benefits expense | ₪	[1]	₪ 4,575	₪ 10,778	₪ 37,990
Employed [Member] | Short-term employee benefits [Member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	[1]	3	3	3
Employee benefits expense | ₪	[1]	₪ 946	₪ 782	₪ 833
Employed [Member] | Management Fees [Member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	[1]	1	1
Employee benefits expense | ₪	[1]	₪ 606	₪ 122
Employed [Member] | Sharebased Payment [Member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	[1]	1	1	2
Employee benefits expense | ₪	[1]	₪ 3,023	₪ 9,874	₪ 37,157
Non-employed [Member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	[2]	3	4	4
Employee benefits expense | ₪	[2]	₪ 598	₪ 834	₪ 727
Non-employed [Member] | Short-term employee benefits [Member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	[2]		1	1
Employee benefits expense | ₪	[2]		₪ 371	₪ 493
Non-employed [Member] | Management Fees [Member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	[2]	3	3	4
Employee benefits expense | ₪	[2]	₪ 550	₪ 329	₪ 234
Non-employed [Member] | Sharebased Payment [Member]
IfrsStatementLineItems [Line Items]
Number of people | Integer	[2]	3	3
Employee benefits expense | ₪	[2]	₪ 48	₪ 134

[1]	The key management personnel include the Chairman of the Board, the Company’s CEO, and the CFO
[2]	The key management personnel who are not employees of the Company include one director, two outside directors, and one independent director.